Operating Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2010
Operating Subsidiaries
Schedule of Operating Subsidiaries

	Country of Incorporation	Percentage ownership
Kookmin Bank	Korea	100.00%
KB Investment & Securities Co., Ltd.	Korea	100.00%
KB Asset Management Co., Ltd.	Korea	100.00%
KB Real Estate Trust Co., Ltd.	Korea	100.00%
KB Investment Co., Ltd.	Korea	100.00%
KB Futures Co., Ltd.	Korea	100.00%
KB Credit Information Co., Ltd.	Korea	100.00%
KB Data Systems Co., Ltd.	Korea	100.00%
Kookmin Bank Hong Kong Ltd. (3)	Hong Kong	100.00%
Kookmin Bank Int'l Ltd. (3)	United Kingdom	100.00%
Kookmin Bank Cambodia PLC. (1) (3)	Cambodia	53.19%
KB Investment & Securities Hong Kong Ltd. (4)	Hong Kong	100.00%
Powernet Technologies Corporation. (2) (5)	Korea	92.64%

(1)	Kookmin Bank Cambodia PLC. newly became a subsidiary of the Company in 2009.
(2)	Powernet Technologies Corporation. newly became a subsidiary of the Company in 2010.
(3)	Indicates percentage of ownership by Kookmin Bank.
(4)	Indicates percentage of ownership by KB Investment & Securities Co., Ltd.
(5)	Indicates percentage of ownership by Chungkang Co., Ltd. that is wholly-owned by KB-Glennwood Private Equity Fund No. 1 of which KB Investment & Securities Co., Ltd. owns 0.03% of the shares.